Significant Accounting Policies - Additional Information (Detail)				3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	Nov. 10, 2022 shares	Apr. 30, 2021 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2022 shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) Segment shares	Dec. 31, 2022	Jun. 30, 2022 shares
Significant Accounting Policies (Textual)
Reverse stock split		50
Reverse stock split, description						As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.			As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split, shares | shares		50			15,000
Additional uncertain tax provisions									$ 0
Number of reportable segments | Segment									1
In-process research and development									$ 1,000
Minimum [Member]
Significant Accounting Policies (Textual)
Property and equipment useful life									3 years
Maximum [Member]
Significant Accounting Policies (Textual)
Property and equipment useful life									7 years
Restricted Stock Units [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						66,000	18,000		78,000		0
Series C Preferred Share Warrants [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						42,000	42,000		42,000		42,000
Series C Convertible Preferred Shares [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						235,000	245,000		245,000		290,000
Stock options [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						222,000	198,000		198,000		176,000
Warrant [Member]
Significant Accounting Policies (Textual)
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						693,000	713,000		713,000		720,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Significant Accounting Policies (Textual)
Property, plant and equipment impairment or disposal disclosure				No				No		No
Grant received from department of health and human services			$ 400,000
Final Grant Received From Department Of Health And Human Services	$ 42,000
Cash balance of federal deposit insurance corporation				$ 250,000		$ 250,000		$ 250,000
Uninsured Portion Of Cash				$ 3,960,000		$ 3,960,000		$ 3,220,000
Discount rate of probability weighted expected return method				19.68%		19.68%		21.80%
Deferred offering costs				$ 284,867		$ 284,867		$ 0